Impairment and Reversal of Impairment - Summary Impairment Expense in CGUs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of impairment loss and reversal of impairment loss [line items]
Total impairment expense, net	$ 4,727	$ 244
Peasquito [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total impairment expense, net	1,747
Eleonore [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total impairment expense, net	1,633
Cerro Negro [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total impairment expense, net	683
Red Lake [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total impairment expense, net	$ 664	889
Porcupine [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total impairment expense, net		(99)
Pueblo Viejo [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total impairment expense, net		(557)
Other [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total impairment expense, net		$ 11